Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
The following table summarizes earnings per share calculations for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Basic earnings per common share
Net (loss) income attributable to Quaker Chemical Corporation	$(15,931)	$121,369	$39,658
Less: loss (income) allocated to participating securities	92	(480)	(148)
Net (loss) income available to common shareholders	$(15,839)	$120,889	$39,510
Basic weighted average common shares outstanding	17,841,487	17,805,034	17,719,792
Basic (loss) earnings per common share	$(0.89)	$6.79	$2.23

Diluted earnings per common share
Net (loss) income attributable to Quaker Chemical Corporation	$(15,931)	$121,369	$39,658
Less: loss (income) allocated to participating securities	92	(479)	(148)
Net (loss) income available to common shareholders	$(15,839)	$120,890	$39,510
Basic weighted average common shares outstanding	17,841,487	17,805,034	17,719,792
Effect of dilutive securities	15,005	50,090	31,087
Diluted weighted average common shares outstanding	17,856,492	17,855,124	17,750,879
Diluted (loss) earnings per common share	$(0.89)	$6.77	$2.22
Certain stock options, restricted stock units and PSUs are not included in the diluted earnings per share calculation when the effect would have been anti-dilutive. The calculated amount of anti-diluted shares not included were 28,222 in 2022, 4,070 in 2021 and 945 in 2020.